Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

September 15, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Deutsche Emerging Markets Frontier Fund (the “Fund”), a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400 / 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 147 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on September 12, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

                     /s/James M. Wall

James M. Wall
Director and Senior Counsel

cc:           Elizabeth Reza, Esq., Ropes & Gray, LLP